Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Additional Paid-in Capital	Statutory Reserve	Retained earnings	Accumulated Other Comprehensive Loss	Class A	Total
Balance at Dec. 31, 2023				$ 1,250		$ 7,037,503	$ 200,229	$ 1,756,183	$ (32,160)		$ 8,963,005
Balance (in Shares) at Dec. 31, 2023	[1]			12,500,000
Net income (loss)								390,081			390,081
Appropriated statutory surplus reserves							39,067	(39,067)
Foreign currency translation adjustment									(218,837)		(218,837)
Balance at Jun. 30, 2024				$ 1,250		7,037,503	239,296	2,107,197	(250,997)		9,134,249
Balance (in Shares) at Jun. 30, 2024	[1]			12,500,000
Balance at Dec. 31, 2024				$ 1,250		7,037,503	361,083	3,201,818	(335,120)		10,266,534
Balance (in Shares) at Dec. 31, 2024	[1]			12,500,000
Share issuance upon the initial public offering		$ 200				7,999,800					8,000,000
Share issuance upon the initial public offering (in Shares)		2,000,000	[1]		[1]					15,000,000
Net income (loss)								(1,975,420)			(1,975,420)
Share-based compensation		$ 140				1,763,860					1,764,000
Share-based compensation (in Shares)	[1]	1,400,000
Offering cost incurred for initial public offering						(2,422,425)					(2,422,425)
Foreign currency translation adjustment									218,808		218,808
Balance at Jun. 30, 2025		$ 340		$ 1,250		$ 14,378,738	$ 361,083	$ 1,226,398	$ (116,312)		$ 15,851,497
Balance (in Shares) at Jun. 30, 2025	[1]	3,400,000		12,500,000

[1]	The shares are presented on a retrospective basis.